UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549


                                   FORM 13F


                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment [ ]; Amendment Number:  ____

This Amendment (Check only one):  [ ] is a restatement.

                                  [ ] adds new holdings entries.



Institutional Investment Manager Filing this Report:



Name:     Legacy Capital Partners, Inc.

Address:  1200 N. Mayfair Road, Suite 360

          Milwaukee, WI  53226



Form 13F File Number:  028-13348


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,

correct and complete, and that it is understood that all required items,

statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:



Name:   Jeffry J. Brigman

Title:  Vice President, CCO

Phone:  (414) 271-1664



Signature, Place, and Date of Signing:



/s/Jeffry J. Brigman                Milwaukee, WI          June 30, 2009
-------------------------------      --------------------   -----------------

[Signature]                          [City, State]                [Date]



Report type (Check only one):



[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)



[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).



[ ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).


                           FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 95 data records

Form 13F Information Table Value Total:   113635(thousands)

List of Other Included Managers:



Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,

other than the manager filing this report.

     No.     Form 13F File Number         Name


       none

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579y101     1532    16376 SH       Sole                                      16376
AT&T Corp.                     COM              00206r102     1256    41014 SH       Sole                                      41014
Abbott Laboratories            COM              002824100     1691    34460 SH       Sole                                      34460
Ace Limited                    COM              h0023r105     1102    17025 SH       Sole                     1800             15225
Alliant Energy Corp.           COM              018802108      247     6340 SH       Sole                                       6340
Altria Group Inc.              COM              02209s103     1086    41700 SH       Sole                                      41700
Anadarko Petroleum Corporation COM              032511107     2786    33997 SH       Sole                     1300             32697
Apache                         COM              037411105     1942    14829 SH       Sole                      600             14229
Apple Computer                 COM              037833100     3667    10522 SH       Sole                      300             10222
BHP Billiton Ltd.              COM              088606108      216     2250 SH       Sole                      400              1850
Bank of America Corp           COM              060505104      368    27560 SH       Sole                                      27560
Barrick Gold                   COM              067901108      231     4450 SH       Sole                                       4450
Becton Dickinson & Co.         COM              075887109     1722    21625 SH       Sole                                      21625
Berkshire Hathaway Cl. B       COM              084670207     1134    13548 SH       Sole                     1000             12548
Bristol-Myers Squibb Co.       COM              110122108      419    15850 SH       Sole                                      15850
CVS Corp Com                   COM              126650100      559    16270 SH       Sole                     1400             14870
Celgene Corporation            COM              151020104      927    16100 SH       Sole                     2000             14100
Cenovus Energy Inc             COM              15135u109     1966    49915 SH       Sole                     1000             48915
Central Fund of Canada Limited COM              153501101      555    24800 SH       Sole                                      24800
Central GoldTrust              COM              153546106     3520    64790 SH       Sole                     3200             61590
Cephalon Inc.                  COM              156708109      616     8095 SH       Sole                     1100              6995
Chevron Corp.                  COM              166764100     1666    15498 SH       Sole                                      15498
Chubb Corp.                    COM              171232101     1128    18385 SH       Sole                     2550             15835
Church & Dwight Co.            COM              171340102      386     4859 SH       Sole                                       4859
Citigroup                      COM              172967101       67    15100 SH       Sole                                      15100
Clarcor Inc                    COM              179895107      257     5700 SH       Sole                                       5700
Coca-Cola Co.                  COM              191216100      651     9807 SH       Sole                     2400              7407
Colgate Palmolive Co.          COM              194162103     2591    32075 SH       Sole                     1200             30875
Collection House               COM              Q2621Z109       28    35000 SH       Sole                                      35000
ConocoPhillips                 COM              20825c104     2643    33090 SH       Sole                                      33090
CopyTele Inc                   COM              217721109        3    15000 SH       Sole                                      15000
Covance Inc.                   COM              222816100     1094    19975 SH       Sole                                      19975
Cross Timbers Royalty Trust    COM              22757r109      376     7950 SH       Sole                                       7950
DNP Select Income Fund         COM              23325p104      644    67722 SH       Sole                     8000             59722
E. I. du Pont de Nemours       COM              263534109     2496    45400 SH       Sole                     2100             43300
EMC Corp.                      COM              268648102      878    33055 SH       Sole                     1200             31855
Eldorado Gold Corp.            COM              284902103      192    11800 SH       Sole                                      11800
Encana Corp.                   COM              292505104      236     6815 SH       Sole                     1000              5815
Exact Sciences Corporation     COM              30063p105      162    22000 SH       Sole                                      22000
Exxon Mobil                    COM              30231G102     4014    47708 SH       Sole                     1900             45808
Fastenal                       COM              311900104      370     5700 SH       Sole                                       5700
Firstenergy Corp.              COM              337932107     1021    27510 SH       Sole                                      27510
Fiserv Inc.                    COM              337738108      417     6637 SH       Sole                     1500              5137
Freeport McMoran CP & GLD Cl B COM              35671D857     1219    21944 SH       Sole                     1000             20944
Frontier Communications        COM              35906a108     1845   224331 SH       Sole                     5096            219235
General Dynamics               COM              369550108     2113    27590 SH       Sole                      200             27390
Gilead Sciences Inc.           COM              375558103     1723    40550 SH       Sole                     3350             37200
Google, Inc.                   COM              38259p508      723     1232 SH       Sole                       50              1182
GreenHaven Continuous Commodit COM              395258106     1453    41225 SH       Sole                     4100             37125
Hansen Nat Corp.               COM              411310105      747    12395 SH       Sole                      375             12020
Harris Cp                      COM              413875105     1628    32805 SH       Sole                     3400             29405
Hewlett Packard Co.            COM              428236103      762    18595 SH       Sole                     1000             17595
IBM Corp.                      COM              459200101     3148    19304 SH       Sole                      700             18604
Integrys Energy Group          COM              45822p105     1770    35030 SH       Sole                     1400             33630
Intel Corp.                    COM              458140100     3351   166021 SH       Sole                     4300            161721
Johnson & Johnson              COM              478160104     2788    47048 SH       Sole                     1500             45548
Lehman Trikes Inc.             COM              525216107        2    35000 SH       Sole                                      35000
Lilly, Eli & Co.               COM              532457108     2715    77195 SH       Sole                     2400             74795
Market Vectors ETF Tr Gold Min COM              57060u100     2058    34230 SH       Sole                      500             33730
Market Vectors ETF Tr Jr Gold  COM              57060U589      244     6200 SH       Sole                                       6200
Marshall & Ilsley Corp.        COM              571837103      598    74835 SH       Sole                                      74835
Masimo Corp                    COM              574795100      624    18850 SH       Sole                     1000             17850
McDonalds Corp.                COM              580135101     1018    13370 SH       Sole                                      13370
Medco Health Solutions         COM              58405u102      621    11055 SH       Sole                                      11055
Merge Technologies             COM              589981109      312    64000 SH       Sole                                      64000
Microchip Technology Incorpora COM              595017104     1034    27180 SH       Sole                                      27180
Monsanto Company               COM              61166w101      425     5870 SH       Sole                                       5870
Nestle S A Reg B ADR           COM              641069406     2540    44135 SH       Sole                     2200             41935
Newmont Mining                 COM              651639106     1602    29350 SH       Sole                                      29350
NovaGold Resources Inc.        COM              66987e206      410    31500 SH       Sole                                      31500
O'Reilly Automotive, Inc       COM              67103h107      362     6290 SH       Sole                                       6290
Occidental Petroleum Corp.     COM              674599105     1852    17715 SH       Sole                     1050             16665
Oracle Systems Corp.           COM              68389X105      467    13960 SH       Sole                                      13960
Penn West Petroleum Ltd        COM              707885109      642    23150 SH       Sole                                      23150
Pepsico, Inc.                  COM              713448108     2106    32685 SH       Sole                      200             32485
Pfizer, Inc.                   COM              717081103      962    47359 SH       Sole                                      47359
Philip Morris International    COM              718172109      672    10235 SH       Sole                                      10235
Potash Corporation of Saskatch COM              73755l107      242     4100 SH       Sole                                       4100
ProShares UltraShort Lehman 20 COM              74347R297     1113    29715 SH       Sole                                      29715
Procter & Gamble Co.           COM              742718109     3092    50187 SH       Sole                     2192             47995
Raytheon Co.                   COM              755111507      930    18280 SH       Sole                     2500             15780
Republic Services, Inc.        COM              760759100     1271    42295 SH       Sole                     3000             39295
Rydex ETF Trust Australian Dol COM              23129u101      244     2350 SH       Sole                                       2350
Schlumberger Ltd.              COM              806857108     2431    26065 SH       Sole                                      26065
Sensient Tech                  COM              81725t100      327     9120 SH       Sole                                       9120
Stericycle Inc                 COM              858912108     2040    23000 SH       Sole                                      23000
Suncor Energy                  COM              867224107      332     7400 SH       Sole                                       7400
Unilever                       COM              904767704      516    16850 SH       Sole                     2000             14850
United Technologies Corp.      COM              913017109      946    11165 SH       Sole                     1300              9865
Varian Medical Sys Inc.        COM              92220P105      281     4140 SH       Sole                                       4140
Verizon Communications         COM              92343V104     3333    86476 SH       Sole                     2400             84076
Vista Gold                     COM              927926204      136    34000 SH       Sole                                      34000
Vodafone Group PLC             COM              92857W209     1848    64260 SH       Sole                     5600             58660
Wal-Mart Stores                COM              931142103      816    15660 SH       Sole                                      15660
Walgreen Co.                   COM              931422109      382     9500 SH       Sole                                       9500